Debt Financing - Schedule of amount of principal payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Maturity
2024	$ 2,500	$ 2,500
2025	5,000	5,000
2026	2,500	2,500
Total	$ 10,000	$ 10,000